================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21496
                                                     ---------

   Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------
                      Date of fiscal year end: November 30
                                               -----------
                    Date of reporting period: August 31, 2010
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2010 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
----------   ----------------------------------------------------   ------------
COMMON STOCKS - 82.9%
             AUSTRALIA - 22.9%
 1,420,371   Asciano Group (b) (c) ..............................   $  2,116,711
 2,081,357   Australian Infrastructure Fund (b) .................      3,370,257
 1,477,724   Intoll Group (b) ...................................      1,939,235
 1,087,918   MAp Group (b) ......................................      2,865,055
 5,126,251   SP AusNet (b) ......................................      3,648,673
 7,892,474   Spark Infrastructure Group (b) (d) .................      8,180,581
 1,698,535   Transurban Group (b) ...............................      7,359,503
                                                                    ------------
                                                                      29,480,015
                                                                    ------------
             CANADA - 3.3%
    54,216   Enbridge, Inc. (b) .................................      2,697,200
    42,654   TransCanada Corp. (b) ..............................      1,520,010
                                                                    ------------
                                                                       4,217,210
                                                                    ------------
             FRANCE - 10.5%
    25,081   Aeroports de Paris (b) .............................      1,769,728
    84,270   Electricte de France (b) ...........................      3,356,447
   169,828   GDF Suez (b) .......................................      5,258,769
    72,988   Vinci S.A. (b) .....................................      3,202,607
                                                                    ------------
                                                                      13,587,551
                                                                    ------------
             GERMANY - 4.3%
    92,370   E.On AG (b) ........................................      2,599,227
    86,223   Hamburger Hafen Und Logistik AG (b) ................      3,016,292
                                                                    ------------
                                                                       5,615,519
                                                                    ------------
             ITALY - 7.7%
   424,075   Atlantia SpA (b) ...................................      7,991,273
   467,217   Terna SpA (b) ......................................      1,878,377
                                                                    ------------
                                                                       9,869,650
                                                                    ------------
             JAPAN - 1.3%
   351,000   Tokyo Gas Co. Ltd. .................................      1,637,805
                                                                    ------------
             SPAIN - 9.4%
   368,077   Abertis Infraestructuras S.A. (b) ..................      6,101,104
    51,916   Enagas S.A. (b) ....................................        917,778
   123,097   Red Electrica Corp. S.A. (b) .......................      5,072,948
                                                                    ------------
                                                                      12,091,830
                                                                    ------------
             SWITZERLAND - 1.3%
     5,220   Flughafen Zuerich AG (b) ...........................      1,735,287
                                                                    ------------
             UNITED KINGDOM - 12.2%
   804,092   National Grid plc (b) ..............................      6,770,235
   108,886   Scottish and Southern Energy plc (b) ...............      1,912,068
   355,019   Severn Trent plc (b) ...............................      7,050,941
                                                                    ------------
                                                                      15,733,244
                                                                    ------------

           See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)

  SHARES                          DESCRIPTION                           VALUE
----------   ----------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
             UNITED STATES - 10.0%
    74,200   American Electric Power Co., Inc. ..................   $  2,627,422
    46,900   FirstEnergy Corp. (b) ..............................      1,713,257
    14,735   ITC Holdings Corp. (b) .............................        854,041
    93,900   PG&E Corp. (b) .....................................      4,390,764
    44,088   SemGroup Corp., Class A (b) (c) ....................        881,760
   117,300   Spectra Energy Corp. (b) ...........................      2,385,882
                                                                    ------------
                                                                      12,853,126
                                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $106,821,729) ................................    106,821,237
                                                                    ------------

  SHARES/
   UNITS                          DESCRIPTION                           VALUE
----------   ----------------------------------------------------   ------------
MASTER LIMITED PARTNERSHIPS - 7.7%
             UNITED STATES - 7.7%
    88,716   Energy Transfer Partners, L.P. (b) ........               4,053,434
    57,977   Enterprise Products Partners, L.P. (b) ....               2,143,410
    78,181   Magellan Midstream Partners, L.P. (b) .....               3,788,651
                                                                    ------------
             TOTAL MASTER LIMITED PARTNERSHIPS
             (Cost $7,671,148) .........................               9,985,495
                                                                    ------------
CANADIAN INCOME TRUSTS - 7.4%
   327,110   Consumers' Waterheater Income Fund (b) ....               1,463,230
   299,997   Northland Power Income Fund (b) ...........               4,208,707
   206,949   Pembina Pipeline Income Fund (b) ..........               3,803,817
                                                                    ------------
             TOTAL CANADIAN INCOME TRUSTS
             (Cost $7,330,789) .........................               9,475,754
                                                                    ------------

                                                             RATINGS (e)
 PRINCIPAL                                                 --------------                     STATED
   VALUE                     DESCRIPTION                   MOODY'S    S&P     RATE (f)     MATURITY (g)      VALUE
----------   -------------------------------------------   -------   ----   ------------   ------------   -----------
SENIOR FLOATING-RATE LOAN INTERESTS - 31.9%
             CABLE & SATELLITE - 3.8%
$1,484,810   Charter Communications Operating,
                LLC, Incremental Term Loan B-2 .........     Ba2      BB+       7.25%        03/06/14       1,516,569
   498,747   Charter Communications Operating,
                LLC, Term Loan C .......................     Ba2      BB+       3.79%        09/06/16         477,016
   498,750   CSC Holdings, Inc.,
                Term Loan B-3, Extended
                Maturity ...............................     Baa3    BBB-       2.02%        03/29/16         484,055
 1,484,496   CSC Holdings, Inc.,
                Term Loan B-2, Extended
                Maturity ...............................     Baa3    BBB-       2.02%        03/29/16       1,453,973
   675,856   UPC Broadband Holdings B.V.,
                Term Loan T ............................     Ba3      B+        4.25%        12/31/16         648,822

                See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)

                                                             RATINGS (e)
 PRINCIPAL                                                 --------------                     STATED
   VALUE                     DESCRIPTION                   MOODY'S    S&P     RATE (f)     MATURITY (g)      VALUE
----------   -------------------------------------------   -------   ----   ------------   ------------   -----------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)
             CABLE & SATELLITE - (CONTINUED)
$  324,144   UPC Broadband Holdings B.V.,
                Term Loan X ............................     Ba3      B+        4.25%        12/31/17     $   309,557
                                                                                                          -----------
                                                                                                            4,889,992
                                                                                                          -----------
             ELECTRIC UTILITIES - 7.8%
 2,024,119   Astoria Generating Co.,
                Acquisitions, LLC, Term Loan B .........     B1       BB-       2.29%        02/23/12       1,961,709
 1,689,787   Calpine Corp.,
                First Priority Term Loan ...............     B1       B+        3.42%        03/29/14       1,612,574
   319,848   Covanta Energy Corp.,
                Synthetic Letter of Credit .............     Ba1      BB        2.03%        02/09/14         300,857
   628,576   Covanta Energy Corp.,
                Term Loan ..............................     Ba1      BB    1.94% - 2.06%    02/09/14         591,255
 1,000,000   Mirant North America, LLC,
                Revolving Credit Facility ..............     Ba2      BB        0.38%        01/03/12         946,667
   814,333   Mirant North America, LLC,
                Term Loan ..............................     Ba2      BB        2.01%        01/03/13         804,765
       775   NRG Energy, Inc., Synthetic
                Letter of Credit .......................     Baa3     BB+       2.03%        02/01/13             756
 2,024,500   NRG Energy, Inc., Synthetic
                Letter of Credit .......................     Baa3     BB+       3.78%        08/31/15       1,978,442
   110,740   NRG Energy, Inc., Term Loan ...............     Baa3     BB+       2.28%        02/01/13         108,058
   416,445   NRG Energy, Inc., Term Loan ...............     Baa3     BB+       3.78%        08/31/15         409,414
   939,795   Riverside Energy Center, LLC,
                Term Loan ..............................     Ba3      BB-       4.73%        06/24/11         932,747
    99,979   Rocky Mountain Energy Center, LLC,
                Letter of Credit .......................     Ba3      BB-       4.73%        06/24/11          99,229
   315,724   Rocky Mountain Energy Center, LLC,
                Term Loan ..............................     Ba3      BB-       4.73%        06/24/11         313,356
                                                                                                          -----------
                                                                                                           10,059,829
                                                                                                          -----------
             ENVIRONMENTAL & FACILITIES SERVICES - 1.5%
 2,000,000   EnergySolutions, LLC
                Term Loan ..............................     Ba2      BB+       6.25%        08/13/16       1,963,750
                                                                                                          -----------
             GAS UTILITIES - 0.6%
   809,626   Atlas Pipeline Partners, L.P.,
                Term Loan ..............................     B1       B         7.75%        07/27/14         805,228
                                                                                                          -----------
             HEALTH CARE FACILITIES - 4.1%
   469,758   HCA Inc., Term Loan B .....................     Ba3      BB        2.78%        11/18/13         452,140
 1,626,573   HCA Inc., Term Loan B-2 ...................     Ba3      BB        3.78%        03/31/17       1,574,472
   792,815   Health Management
                Associates Inc., Term Loan B ...........     B1       BB-       2.28%        02/28/14         741,462
   945,840   Lifepoint Hospitals Inc.,
                Term Loan B ............................     Ba1      BB        1.95%        04/15/12         919,356
 1,673,948   Select Medical Corp.,
                Term Loan B-1 ..........................     Ba2      BB-       4.09%        08/22/14       1,630,007
                                                                                                          -----------
                                                                                                            5,317,437
                                                                                                          -----------

           See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)

                                                             RATINGS (e)
 PRINCIPAL                                                 --------------                     STATED
   VALUE                     DESCRIPTION                   MOODY'S    S&P     RATE (f)     MATURITY (g)      VALUE
----------   -------------------------------------------   -------   ----   ------------   ------------   -----------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)
             HEALTH CARE SERVICES - 1.4%
$   95,851   CHS/Community Health
                Systems, Inc.,
                Delayed Draw Term Loan .................     Ba3      BB        2.55%        07/25/14     $    90,372
 1,868,234   CHS/Community Health
                Systems, Inc., Term Loan ...............     Ba3      BB    2.51% - 2.55%    07/25/14       1,761,438
                                                                                                          -----------
                                                                                                            1,851,810
                                                                                                          -----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 4.5%
   787,748   Bicent Power, LLC,
                Term Loan First Lien ...................     B1       BB-       2.54%        06/30/14         682,715
    63,395   Coleto Creek Power, L.P.,
                Synthetic Letter of Credit .............     B1       B+        3.28%        06/28/13          56,707
   801,512   Coleto Creek Power, L.P.,
                Term Loan, First Lien ..................     B1       B+    3.01% - 3.28%    06/28/13         716,952
 1,462,837   Dynegy Holdings Inc.,
                Synthetic Letter of Credit .............     Ba3      B+        4.02%        04/02/13       1,437,847
    37,068   Dynegy Holdings Inc.,
                Term Loan B ............................     Ba3      B+        4.02%        04/02/13          36,435
   933,333   Longview Power, LLC,
                Delayed Draw Term Loan .................     B2       BB-       2.81%        02/28/14         786,333
   266,667   Longview Power, LLC,
                Synthetic Letter of Credit .............     B2       BB-       2.81%        02/28/14         224,667
   800,000   Longview Power, LLC,
                Term Loan B ............................     B2       BB-       2.81%        02/28/14         674,000
 1,492,327   Texas Competitive Electric
                Holdings Co., LLC,
                Initial Term Loan B3 ...................     B1       B+    3.79% - 4.03%    10/10/14       1,124,842
                                                                                                          -----------
                                                                                                            5,740,498
                                                                                                          -----------
             MANAGED HEALTH CARE - 3.7%
   701,521   IASIS Healthcare Corp.,
                Delayed Draw Term Loan .................     Ba2      B+        2.26%        03/15/14         662,938
   190,890   IASIS Healthcare Corp.,
                Synthetic Letter of Credit .............     Ba2      B+        2.26%        03/15/14         180,391
 2,026,931   IASIS Healthcare Corp.,
                Term Loan ..............................     Ba2      B+        2.26%        03/15/14       1,915,450
 1,995,000   Vanguard Health Systems Inc.,
                Term Loan B ............................     Ba2      BB-       5.00%        01/29/16       1,971,539
                                                                                                          -----------
                                                                                                            4,730,318
                                                                                                          -----------
             MULTI-UTILITIES - 1.5%
 2,000,000   KGEN, LLC, Synthetic
                Letter of Credit .......................     B1       BB-       2.31%        02/08/14       1,880,000
                                                                                                          -----------
             OIL & GAS EQUIPMENT & SERVICES - 0.1%
    74,660   Targa Rosources, Inc., Term Loan ..........     Ba3      B+        5.75%        07/05/16          74,361
                                                                                                          -----------

                See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)

                                                             RATINGS (e)
 PRINCIPAL                                                 --------------                     STATED
   VALUE                     DESCRIPTION                   MOODY'S    S&P     RATE (f)     MATURITY (g)       VALUE
----------   -------------------------------------------   -------   ----   ------------   ------------   ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)
             OIL & GAS EXPLORATION & PRODUCTION - 0.6%
$  376,170   SemCrude, L.P., Prefunded Synthetic
                Letter of Credit .......................     NR       NR        8.18%        11/30/12     $    374,054
    19,799   SemCrude, L.P., Prefunded Synthetic
                Letter of Credit (OID) .................     NR       NR        8.50%        11/30/12           19,687
   369,052   SemCrude, L.P., Term Loan,
                Second Lien (h) ........................     NR       NR        9.00%        11/30/16          371,205
                                                                                                          ------------
                                                                                                               764,946
                                                                                                          ------------
             OIL & GAS STORAGE & TRANSPORTATION - 1.5%
 1,000,000   Energy Transfer Equity, L.P.,
                Term Loan B ............................     Ba2      BB-       2.02%        11/01/12          978,750
 1,000,000   Enterprise GP Holdings, L.P.
                Term Loan B ............................     Ba2      BB-       2.78%        11/08/14          980,000
                                                                                                          ------------
                                                                                                             1,958,750
                                                                                                          ------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.8%
 1,054,905   Windstream Corp.,
                Term Loan B2 ...........................     Baa3     BB+   3.02% - 3.28%    12/17/15        1,047,182
                                                                                                          ------------
             TOTAL SENIOR FLOATING-RATE LOAN INTERESTS
             (Cost $42,417,903) ........................                                                    41,084,101
                                                                                                          ------------
             TOTAL INVESTMENTS - 129.9%
             (Cost $164,241,569) (i) ...................                                                   167,366,587
             OUTSTANDING LOAN - (34.5)% ................                                                   (44,500,000)

             NET OTHER ASSETS AND LIABILITIES - 4.6% ...                                                     5,932,752
                                                                                                          ------------
             NET ASSETS - 100.0% .......................                                                  $128,799,339
                                                                                                          ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All or a portion of this security is available to serve as collateral on the outstanding loan.

(c)  Non-income producing security.

(d) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (see Note 1E - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(e) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(f) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.

(g) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(h) Interest for the period commencing on November 30, 2009 and ending on December 31, 2011 shall be payable, at the Borrowers' option, (i) in cash at a rate per annum equal to 9% ("Cash Interest") or (ii) in Payment-in-Kind interest at a rate per annum equal to 11%, and, commencing January 1, 2012, shall be payable as Cash Interest.

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,483,045 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,358,027.

NR   Not Rated.

                 See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                             LEVEL 2        LEVEL 3
                                                 TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                               VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                               8/31/2010       PRICES         INPUTS        INPUTS
                                             ------------   ------------   -----------   ------------
Common Stocks * ..........................   $106,821,237   $106,821,237   $        --    $       --
Master Limited Partnerships * ............      9,985,495      9,985,495            --            --
Canadian Income Trusts ...................      9,475,754      9,475,754            --            --
Senior Floating-Rate Loan Interests * ....     41,084,101             --    39,204,101     1,880,000
                                             ------------   ------------   -----------    ----------
TOTAL INVESTMENTS ........................   $167,366,587   $126,282,486   $39,204,101    $1,880,000
                                             ============   ============   ===========    ==========

*    See the Portfolio of Investments for country or industry breakout.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

                                               BALANCE                    BALANCE
                                                AS OF       TRANSFERS      AS OF
INVESTMENTS AT FAIR VALUE USING             NOVEMBER 30,    IN (OUT)    AUGUST 31,
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)       2009       OF LEVEL 3      2010
-----------------------------------------   ------------   ----------   ----------
Senior Floating-Rate Loan Interests .....        $--       $1,880,000   $1,880,000
                                                 ---       ----------   ----------
TOTAL INVESTMENTS .......................        $--       $1,880,000   $1,880,000
                                                 ===       ==========   ==========

                                                % OF TOTAL
INDUSTRY CLASSIFICATION (1)                    INVESTMENTS
---------------------------                    -----------
Transportation Infrastructure                      21.6%
Electric Utilities                                 19.0
Oil, Gas & Consumable Fuels                        12.7
Multi-Utilities                                     9.8
Water Utilities                                     4.2
Independent Power Producers & Energy Traders        2.5
Construction & Engineering                          1.9
Gas Utilities                                       1.6
Road & Rail                                         1.3
Diversified Consumer Services                       0.9
                                                   ----
   Total                                           75.5%
                                                   ====

(1) Represents the industry classification breakdown for the Core Component of the Fund's portfolio, which includes Common Stock, Master Limited Partnerships and Canadian Income Trust securities. It excludes the Senior Loan Component of the Fund's portfolio, which industry classifications are disclosed in the Portfolio of Investments and makes up the remaining 24.5% of the Fund's portfolio.

                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          AUGUST 31, 2010 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. Portfolio securities listed on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Floating-Rate Loan interests ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          AUGUST 31, 2010 (UNAUDITED)

     - Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     - Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          -    Quoted prices for similar securities in active markets.

          - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     - Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of August 31, 2010 is included with the Fund's Portfolio of Investments.

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including risk of possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. As of August 31, 2010, the Fund had no open repurchase agreements.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Distributions received from the Fund's investments in Master Limited Partnerships ("MLP") generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. As of August 31, 2010, the Fund had no when-issued or delayed-delivery purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw loan commitments of approximately $946,700 as of August 31, 2010. The Fund is obligated to fund these loan commitments at the borrower's discretion.

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          AUGUST 31, 2010 (UNAUDITED)

E. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund held restricted securities at August 31, 2010 as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                             ACQUISITION                                                       % OF
SECURITY                         DATE        SHARES    PRICE   CARRYING COST      VALUE     NET ASSETS
--------                     -----------   ---------   -----   -------------   ----------   ----------
Spark Infrastructure Group     12/14/05    7,892,474   $1.04     $8,958,774    $8,180,581      6.35%
                                                                 ==========    ==========      ====

                               2. SUBSEQUENT EVENT

On October 12, 2010, First Trust announced that James A. Bowen, its President, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). First Trust is a limited partnership with one limited partner and one general partner (The Charger Corporation). The Transaction is not expected to impact the day-to-day operations of the Fund. The consummation of the Transaction is deemed to be an "assignment" (as defined in the 1940 Act) of the Fund's investment management agreement and investment sub-advisory agreements and resulted in the automatic termination of the agreements.

The Board of Trustees of the Fund has approved an interim investment management agreement with First Trust and interim investment sub-advisory agreements, which were entered into effective upon the closing of the Transaction and will be in effect for a maximum period of 150 days. A new investment management agreement with First Trust and new investment sub-advisory agreements have been approved by the Board of Trustees of the Fund and will be submitted to shareholders of the Fund as of the record date (September 30, 2010) for approval and will take effect upon such shareholder approval. A special shareholder meeting of the Fund to vote on a proposal to approve the new investment management and the new investment sub-advisory agreements is expected to be held on December 6, 2010.

ITEM  2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund

By (Signature and Title)*  /s/ James A. Bowen
                         ------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                         ------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date October 20, 2010

By (Signature and Title)*  /s/ Mark R. Bradley
                         ------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  October 20, 2010

* Print the name and title of each signing officer under his or her signature.